Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (74,404)	$ (3,969,542)	$ (3,305,285)